Comprehensive Income (Loss)-Additional Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Comprehensive Income (Loss) Disclosure [Abstract]
Other comprehensive loss for the year	$ 67,688	$ (11,705)	$ (58,242)
Comprehensive income (loss)	170,775	69,424	29,350
Interest rate swaps	27,964	(51,386)	(102,262)
Reclassification to Net Income	42,922	42,877	46,780
Reclassification adjustment for gain/ (loss) on available for sale securities in net income	0	0	(8)
Net settlements on interest rate swaps qualifying for cash flow hedge	(3,253)	(3,196)	(2,752)
Amounts reclassified from Net settlements on interest rate swaps qualifying for hedge accounting to Depreciation	$ (55)	$ 0	$ 0